Document And Entity Information	Sep. 26, 2024
Document Information [Line Items]
Entity, Registrant Name	INTERNATIONAL ISOTOPES INC.
Current Fiscal Year End Date	--12-31
Document, Type	8-K
Document, Period End Date	Sep. 26, 2024
Entity, Incorporation, State or Country Code	TX
Entity, File Number	0-22923
Entity, Tax Identification Number	74-2763837
Entity, Address, Address Line One	4137 Commerce Circle
Entity, Address, City or Town	Idaho Falls
Entity, Address, State or Province	ID
Entity, Address, Postal Zip Code	83401
City Area Code	208
Local Phone Number	524-5300
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001038277